Annual Total Returns[BarChart] - The Hartford Growth Opportunities Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.41%)	26.23%	34.75%	13.46%	10.55%	(1.10%)	30.21%	(0.15%)	29.99%	61.42%